Changes in borrowings, debentures and Braskem Idesa borrowings (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Borrowings
Current	R$ 1,184,781	R$ 2,594,463
Non-current	22,176,640	20,736,604
Total	23,361,421	23,331,067
Debentures
Current	27,183
Non-current	286,141
Total	313,324
Total borrowings and debentures
Current	1,211,964	2,594,463
Non-current	22,462,781	20,736,604
Total	23,674,745	23,331,067
Braskem Idesa financing
Current	9,691,450	10,437,791
Total	9,691,450	10,437,791
Total geral
Current	10,903,414	13,032,254
Non-current	22,462,781	20,736,604
Total	33,366,195	R$ 33,768,858
Addition by acquisition of subsidiary
Borrowings
Current	6,749
Non-current	11,736
Total	18,485
Debentures
Current	27,017
Non-current	290,943
Total	317,960
Total borrowings and debentures
Current	33,766
Non-current	302,679
Total	336,445
Total geral
Current	33,766
Non-current	302,679
Total	336,445
Obtained
Borrowings
Current	2,077,350
Non-current	6,414,991
Total	8,492,341
Total borrowings and debentures
Current	2,077,350
Non-current	6,414,991
Total	8,492,341
Braskem Idesa financing
Current	187,959
Total	187,959
Total geral
Current	2,265,309
Non-current	6,414,991
Total	8,680,300
Payments - Principal
Borrowings
Current	(8,767,003)
Total	(8,767,003)
Debentures
Current	(12,088)
Total	(12,088)
Total borrowings and debentures
Current	(8,779,091)
Total	(8,779,091)
Braskem Idesa financing
Current	(1,080,502)
Total	(1,080,502)
Total geral
Current	(9,859,593)
Total	(9,859,593)
Payments - Interest paid
Borrowings
Current	(1,648,971)
Total	(1,648,971)
Total borrowings and debentures
Current	(1,648,971)
Total	(1,648,971)
Braskem Idesa financing
Current	(505,082)
Total	(505,082)
Total geral
Current	(2,154,053)
Total	(2,154,053)
Interest, changes monetary and foreign exchange, net
Borrowings
Current	1,459,513
Non-current	258,501
Total	1,718,014
Debentures
Current	5,307
Non-current	2,145
Total	7,452
Total borrowings and debentures
Current	1,464,820
Non-current	260,646
Total	1,725,466
Braskem Idesa financing
Current	17,882
Total	17,882
Total geral
Current	1,482,702
Non-current	260,646
Total	1,743,348
Conversion of debts of subsidiaries abroad
Borrowings
Current	8,834
Non-current	208,654
Total	217,488
Total borrowings and debentures
Current	8,834
Non-current	208,654
Total	217,488
Braskem Idesa financing
Current	633,402
Total	633,402
Total geral
Current	642,236
Non-current	208,654
Total	850,890
Transferences
Borrowings
Current	5,453,846
Non-current	(5,453,846)
Debentures
Current	6,947
Non-current	(6,947)
Total borrowings and debentures
Current	5,460,793
Non-current	(5,460,793)
Total geral
Current	5,460,793
Non-current	R$ (5,460,793)